Cover	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	Gates Industrial Corporation plc
Entity Incorporation, Country Code	X0
Entity File Number	001-38366
Entity Tax Identification Number	98-1395184
Entity Address, Street Address	1144 Fifteenth Street
Entity Address, City	Denver
Entity Address, State	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	744-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Ordinary Shares, $0.01 par value per share
Trading Symbol(s)	GTES
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001718512
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Jul. 25, 2022